Dividends paid (Tables)	12 Months Ended
Jun. 30, 2026
Dividends paid
Schedule of dividends paid

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Final dividend – prior year	—	28	6 341
Interim dividend – current year	—	—	1 292
	—	28	7 633